Note Receivable and Embedded Derivatives - Additional Information (Details) - USD ($)			3 Months Ended			12 Months Ended
	May 16, 2024	May 14, 2024	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accrued interest			$ 207,000		$ 45,000	$ 782,000	$ 695,000
GoodWheat [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loss on sale of brand				$ 1,500,000		1,500,000
Discontinued Operations [Member] | GoodWheat [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Sale of net consideration	$ 3,700,000
Loss on sale of brand	$ 1,500			$ 1,500
Payment to aquire promissory note		$ 2,000,000
Promissory note, current and non current		$ 6,000,000
Promissory note term		3 years
Promissory note interest description		Wall Street Journal prime rate
Promissory note principal receviable each year		$ 2,000,000
Fair value of embedded derivative note receivable			250,000			250,000
Discounted promissory note			545,000			545,000
Amortization of discount			69,000			157,000
Accrued interest			$ 111,000			$ 310,000